Consolidated Statement of Financial Position (unaudited) - SEK (kr) kr in Millions		Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	[1]	kr 15,901	kr 11,128
Treasuries/government bonds		9,988	10,872
Other interest-bearing securities except loans		42,142	45,881
Loans in the form of interest-bearing securities		50,352	46,578
Loans to credit institutions		24,791	20,775
Loans to the public		200,109	180,288
Derivatives		14,410	8,419
Tangible and intangible assets		342	331
Deferred tax asset			11
Other assets		545	7,451
Prepaid expenses and accrued revenues		2,282	1,913
Total assets		360,862	333,647
Liabilities and equity
Borrowing from credit institutions		11,816	5,230
Borrowing from the public			10,000
Debt securities issued		303,562	279,770
Derivatives		14,006	14,729
Other liabilities		8,460	1,167
Accrued expenses and prepaid revenues		2,234	1,875
Provisions		17	68
Total liabilities		340,095	312,839
Share capital		3,990	3,990
Reserves		(43)	(129)
Retained earnings		16,820	16,947
Total equity	[2]	20,767	20,808
Total liabilities and equity		kr 360,862	kr 333,647

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.
[2]	The entire equity is attributable to the shareholder of the Parent Company.